Collateralized transactions - Assets owned, pledged as collateral ,primarily to stock exchanges and clearing organizations (Detail) - JPY (¥) ¥ in Millions		Sep. 30, 2019	Mar. 31, 2019
Financial Instruments Owned and Pledged as Collateral [Line Items]
Trading assets		¥ 5,412,123	¥ 3,774,680
Non-trading debt securities		30	1,031
Investments in and advances to affiliated companies		612	501
Equities and convertible securities [Member]
Financial Instruments Owned and Pledged as Collateral [Line Items]
Trading assets		136,948	135,927
Government and government agency securities [Member]
Financial Instruments Owned and Pledged as Collateral [Line Items]
Trading assets		1,859,618	984,429
Bank and corporate debt securities [Member]
Financial Instruments Owned and Pledged as Collateral [Line Items]
Trading assets		57,639	61,547
Commercial mortgage-backed securities ("CMBS") [Member]
Financial Instruments Owned and Pledged as Collateral [Line Items]
Trading assets			0
Residential mortgage-backed securities ("RMBS") [Member]
Financial Instruments Owned and Pledged as Collateral [Line Items]
Trading assets		3,334,785	2,535,244
Collateralized debt obligations ("CDOs") and other [Member]
Financial Instruments Owned and Pledged as Collateral [Line Items]
Trading assets	[1]	14,459	42,607
Investment trust funds and other [Member]
Financial Instruments Owned and Pledged as Collateral [Line Items]
Trading assets		¥ 8,674	¥ 14,926

[1]	Includes CLOs and ABS such as those secured on credit card loans, auto loans and student loans.